Accumulated Other Comprehensive Income - Detail of AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before taxes	$ 541	$ (322)
Deferred income tax asset (liability)	(174)	85
Accumulated other comprehensive income (loss)	367	(237)
AFS securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before taxes	972	(405)
DAC, DSI, VOBA, future policy benefits and dividends payable to policyholders adjustments on AFS securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before taxes	(408)	91
Noncredit component of OTTI losses on AFS securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before taxes	(17)	(15)
Hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before taxes	10	15
Pension adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before taxes	(4)	(4)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before taxes	$ (12)	$ (4)